August 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford MULTIFACTOR emerging markets ETF SUMMARY PROSPECTUS

DATED JANUARY 28, 2019

AND

HARTFORD MULTIFACTOR ETFS PROSPECTUS

DATED JANUARY 28, 2019

IMPORTANT NOTICE REGARDING CHANGES IN THE PRINCIPAL INVESTMENT STRATEGY, PROPRIETARY CUSTOM BENCHMARK INDEX, RULE 35D-1 INVESTMENT POLICY AND MANAGEMENT FEE RATE

This Supplement contains new and additional information regarding Hartford Multifactor Emerging Markets ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.

I.       Effective on September 11, 2019, the following changes will be made to Hartford Multifactor Emerging Markets ETF (the “Fund”): (1) the proprietary custom benchmark index tracked by the Fund will change from Hartford Risk-Optimized Multifactor Emerging Markets Index to Hartford Multifactor Emerging Markets Equity Index and (2) the Fund’s principal investment strategy will change to reflect the change in the index. Accordingly, effective September 11, 2019, the following changes will be made to the Fund’s Summary Prospectus and Prospectus:

1.	Under the heading “Principal Investment Strategy” in the Summary Prospectus and the summary section of the Prospectus, the discussion of the Fund’s principal investment strategy the first three paragraphs are deleted in their entirety and replaced with the following:

The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Multifactor Emerging Markets Equity Index (LROEMX) (the “Index”), which is designed to balance risks and opportunities within equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics. The Index methodology seeks to enhance return potential available from investment in emerging market companies while reducing volatility by up to 15% over a complete market cycle.

The Index is comprised of securities of issuers located in emerging markets. The Index methodology seeks to enhance return potential through multifactor stock selection while applying a comprehensive risk framework to overall Index construction. The rules-based, proprietary methodology utilizes an optimization process to help achieve the desired composition and targeted characteristics, including reduced volatility, relative sector, country and size constraints and positive value, momentum, and quality relative factor scores at the portfolio level. Each equity security must be within the top 85% of the applicable country’s market capitalization with an average daily trading volume with an equivalent value of $1 million or more. As of July 31, 2019, the approximate market capitalization range of components of the Index was $36 million to $260 billion. The Index’s components are adjusted twice annually, with a reconstitution and rebalance occurring in March and September. The Index was established with a base value of 1,000 on June 28, 2019. The components of the Index, and the degree to which these components represent certain industries, may change over time. Each strategy index developed by Lattice seeks to address identified risks within its asset class. For example, country, company, and currency concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process.

2.	Under the headings “Past Performance” in the above referenced Summary Prospectus and “Hartford Multifactor Emerging Markets ETF Summary Section – Past Performance” in the above referenced Statutory Prospectus, the average annual total returns table is replaced with the following:

Average annual total returns for the periods ending December 31, 2018

Hartford Multifactor Emerging Markets ETF	1 Year	Lifetime (since 2/25/15)
Return Before Taxes	-11.59%	-0.95%
Return After Taxes on Distributions	-12.00%	-1.35%
Return After Taxes on Distributions and Sale of Fund Shares	-6.38%	-0.63%

Hartford Multifactor Emerging Markets Equity Index[1]	N/A2	N/A2
Hartford Risk-Optimized Multifactor Emerging Markets Index	-11.36%	-0.35%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or other taxes)	-14.58%	1.70%

1. The Fund is changing its proprietary custom benchmark index because Lattice, the Fund’s investment adviser, believes that the new index better reflects the Fund’s revised investment strategy.

2. The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019.

II.       Effective September 11, 2019, the Fund’s management fee rate will be reduced from 0.49% to 0.44% of the Fund’s average daily net assets. Accordingly, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

1.	Under the heading “Your Expenses,” the Annual Fund Operating Expenses table as well as the expense example in the Summary Prospectus and the summary section of the Prospectus, are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees(1)	0.44%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses(2)	0.44%
(1)	“Management fees” have been restated to reflect current fees.
(2)	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”

EXAMPLE: The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Year 1	Year 3	Year 5	Year 10
$45	$141	$246	$555

2.	Under the section entitled “The Investment Adviser and Sub-Adviser - Advisory Fees” in the Prospectus, the table setting for the advisory fee rates is revised to update the Fund’s advisory fee rate from 0.49% to 0.44% and to add the following footnote:

Prior to September 11, 2019, the annual contractual advisory fee rate for each of Hartford Multifactor Small Cap ETF and Hartford Multifactor Emerging Markets ETF was 0.39% and 0.49%, respectively, of the Fund’s average daily net assets.

III.       Effective January 28, 2020, the Fund’s policy of investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of issuers in emerging markets will be deleted.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

HV-7498ETF	August 2019

August 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford MULTIFACTOR global small cap ETF SUMMARY PROSPECTUS DATED JANUARY 28, 2019

AND

HARTFORD MULTIFACTOR ETFS PROSPECTUS DATED JANUARY 28, 2019

IMPORTANT NOTICE REGARDING NAME CHANGE AND CHANGES TO RULE 35D-1 INVESTMENT POLICY, THE PRINCIPAL INVESTMENT STRATEGY, THE PROPRIETARY CUSTOM BENCHMARK INDEX AND UNDERLYING REFERENCE BENCHMARK INDEX, AND MANAGEMENT FEE RATE

This Supplement contains new and additional information regarding Hartford Multifactor Global Small Cap ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.

I.       Effective November 6, 2019, the following changes will be made to Hartford Multifactor Global Small Cap ETF (the “Fund”): (1) the name of the Fund will change from Hartford Multifactor Global Small Cap ETF to Hartford Multifactor Small Cap ETF and the ticker symbol will change from ROGS to ROSC; (2) the proprietary custom benchmark index tracked by the Fund will change from Hartford Risk-Optimized Multifactor Global Small Cap Index to Hartford Multifactor Small Cap Index; (3) the Fund’s principal investment strategy will change to reflect the change in the index; and (4) the Fund’s policy of investing at least 80% of its net assets in securities of small capitalization companies will be deleted. As a result of these changes, there will also be changes to the Fund’s principal risks and the underlying reference index for the Fund’s proprietary custom benchmark. In addition, the Fund’s policy of investing at least 40% of its assets in securities (i) issued by issuers organized or located outside the U.S.; (ii) issuers which primarily trade in market located outside the U.S.; (iii) issuers doing a substantial amount of business outside the U.S.; or (iv) issuers that have at least 50% of their sales or assets outside the U.S. will be deleted effective as of November 6, 2019.

In addition to the changes noted above, the methodology for the Fund’s current proprietary custom benchmark index – the Hartford Risk-Optimized Multifactor Global Small Cap Index – will be revised to change the schedule for rebalancing and reconstituting the index from March and September to December and June. As a result, the Hartford Risk-Optimized Multifactor Global Small Cap Index will not be rebalanced and reconstituted in September 2019.

Accordingly, effective November 6, 2019, the above referenced Summary Prospectus and Prospectus are revised as follows:

1.	References to Hartford Multifactor Global Small Cap ETF are deleted throughout and replaced with Hartford Multifactor Small Cap ETF and references to ROGS are deleted and replaced with ROSC.

2.	Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and the summary section of the Prospectus, the discussion of the Fund’s principal investment strategy is deleted in its entirety and replaced with the following:

The Fund seeks to provide investment results that correspond to the total return performance of the Hartford Multifactor Small Cap Index (LROSCX) (the “Index”), which is designed to address risks and opportunities within the United States small cap universe by selecting equity securities of companies exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality. The Index seeks to enhance the return potential available from investment in a capitalization-weighted universe of U.S. small capitalization equity securities over a complete market cycle with up to 15% less volatility.

The Index is built with a rules-based, proprietary methodology, which employs a multi-layered risk-controlled approach that seeks to address the active risks versus the cap-weighted universe, accounting for liquidity and volatility risks. Specifically, the Index seeks to select companies exhibiting attractive risk premium profiles while managing overall volatility levels and active risks. The Index’s components are adjusted twice annually, with a reconstitution and rebalance occurring in March and September. The Index was established with a base value of 1,000 on June 28, 2019. Small cap securities are defined as the smallest up to 2,000 companies among the up to 3,000 largest U.S. companies by estimated free-float market capitalization. The capitalization range of the Index was $57 million to $6.7 billion as of July 31, 2019. The components of the Index, and the degree to which these components represent certain industries, may change over time. Each strategy index developed by Lattice Strategies LLC (“Lattice” or the “Adviser”) seeks to address identified risks within its asset class. For example, company concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain derivative instruments that may not be included in the Index, cash and cash equivalents, including money market funds, as well as in securities that are not included in the Index, but that the sub-adviser believes will help the Fund track the Index. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received) in accordance with the Fund’s securities lending program and guidelines. To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will do so in approximately the same amount as the Index.

The Index is sponsored by Lattice. Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is calculated and distributed by Solactive AG. Additional information on the Index can be found at www.hartfordfunds.com.

3.	Under the headings “Principal Risks” in the Summary Prospectus and “Hartford Multifactor Global Small Cap ETF Summary Section – Principal Risks” in the Prospectus the following risk disclosure paragraphs are deleted: Foreign Investments Risk, Emerging Markets Risk, Currency Risk and Geographic Risk.

4.	Under the headings “Past Performance” in the Summary Prospectus and “Hartford Multifactor Global Small Cap ETF Summary Section – Past Performance” in the Prospectus, the average annual total returns table is replaced with the following:

Average annual total returns for the periods ending December 31, 2018

Hartford Multifactor Small Cap ETF	1 Year	Lifetime (since 3/23/15)
Return Before Taxes	-11.87%	4.65%
Return After Taxes on Distributions	-12.42%	3.94%
Return After Taxes on Distributions and Sale of Fund Shares	-6.59%	3.49%
Hartford Multifactor Small Cap Index[1]	N/A2	N/A2
Hartford Risk-Optimized Multifactor Global Small Cap Index	-11.65%	5.20%
Russell 2000 Index [1] (Gross) (reflects no deduction for fees, expenses or other taxes)	-11.01%	3.15%
MSCI All Country World (ACWI) Small Cap Index (Net) (reflects no deduction for fees, expenses or other taxes)	-14.39%	2.82%

1. The Fund is changing its proprietary custom benchmark index and its underlying reference index because Lattice, the Fund’s investment adviser, believes that the new indices better reflect the Fund’s revised investment strategy.

2. The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019.

5.	Under the heading “Additional Information Regarding Investment Strategies and Risks – More Information About Risks” in the Prospectus, the risk table is revised to delete the “✓” or “X” marks in the Fund’s column next to the following risk items: Foreign Investments Risk, Emerging Markets Risk, Currency Risk, Geographic Risk Asian Economic Risk, Central and South American Economic Risk and European Economic Risk.

6.	Under the heading “Notes – Performance Notes” in the Prospectus, the fourth paragraph is deleted in its entirety and replaced with the following:

Hartford Multifactor Small Cap ETF may measure its performance against the Russell 2000 Index (Gross). The Russell 2000 Index captures small cap representation comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership. The Russell 2000 Index (Gross), which is the underlying reference index for the Fund’s proprietary custom benchmark, is a sub-index of the Russell 2000 Index. The Gross Total Return sub-index is calculated to reflect the maximum possible reinvestment of regular cash distributions. The amount reinvested is the cash distributed to individuals resident in the country of the company.

II.       Effective November 6, 2019, the Fund’s management fee rate will be reduced from 0.39% to 0.34% of the Fund’s average daily net assets. Accordingly, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

1.	Under the heading “Your Expenses,” the Annual Fund Operating Expenses table as well as the expense example in the Summary Prospectus and the summary section of the Prospectus, are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees(1)	0.34%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses(2)	0.34%
(1)	“Management fees” have been restated to reflect current fees.
(2)	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”

EXAMPLE: The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Year 1	Year 3	Year 5	Year 10
$35	$109	$191	$431

2.	Under the section entitled “The Investment Adviser and Sub-Adviser - Advisory Fees” in the Prospectus, the table setting for the advisory fee rates is revised to update the Fund’s advisory fee rate from 0.39% to 0.34% and to add the following footnote:

Prior to November 6, 2019, the annual contractual advisory fee rate for each of Hartford Multifactor Small Cap ETF and Hartford Multifactor Emerging Markets ETF was 0.39% and 0.49%, respectively, of the Fund’s average daily net assets.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

HV-7499ETF	August 2019

August 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford MULTIFACTOR low volatility international equity ETF SUMMARY PROSPECTUS

DATED JANUARY 28, 2019

AND

HARTFORD MULTIFACTOR ETFS PROSPECTUS

DATED JANUARY 28, 2019

IMPORTANT NOTICE REGARDING NAME CHANGE AND CHANGES TO RULE 35D-1 INVESTMENT POLICY, THE PRINCIPAL INVESTMENT STRATEGY, AND THE PROPRIETARY CUSTOM BENCHMARK INDEX

This Supplement contains new and additional information regarding Hartford Multifactor Low Volatility International Equity ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective November 6, 2019, the following changes will be made to Hartford Multifactor Low Volatility International Equity ETF (the “Fund”): (1) the name of the Fund will change from Hartford Multifactor Low Volatility International Equity ETF to Hartford Multifactor Diversified International ETF and the ticker symbol will change from LVIN to RODE; (2) the proprietary custom benchmark index tracked by the Fund will change from Hartford Multifactor Low Volatility International Equity Index to Hartford Multifactor Diversified International Index; (3) the Fund’s principal investment strategy will change to reflect the change in the index; and (4) the Fund’s policy of investing at least 80% of its net assets in equity securities of developed markets (excluding the U.S.) and emerging markets will be deleted.

In addition to the changes noted above, the methodology for the Fund’s current proprietary custom benchmark index – the Hartford Multifactor Low Volatility International Equity Index – will be revised to change the schedule for rebalancing and reconstituting the index from March and September to December and June. As a result, the Hartford Multifactor Low Volatility International Equity Index will not be rebalanced and reconstituted in September 2019.

Accordingly, effective November 6, 2019, the above referenced Summary Prospectus and Prospectus are revised as follows:

1.	References to Hartford Multifactor Low Volatility International Equity ETF are deleted throughout and replaced with Hartford Multifactor Diversified International ETF and references to LVIN are deleted and replaced with RODE.

2.	Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and the summary section of the Prospectus, the discussion of the Fund’s principal investment strategy is deleted in its entirety and replaced with the following:

The Fund seeks to provide investment results that correspond to the total return performance of the Hartford Multifactor Diversified International Index (LRODEX) (the “Index”), which is designed to enhance return potential available from investment in a capitalization-weighted universe of developed and emerging markets located outside the U.S. The Index methodology seeks to enhance return potential available from investment in developed markets (excluding the US) and emerging market companies while reducing volatility by up to 15% over a complete market cycle.

The Index is built with a rules-based, proprietary methodology, which employs a multi-layered risk-controlled approach that seeks to address the active risks versus the cap-weighted universe, accounting for liquidity and volatility risks. Specifically, the Index seeks to select companies exhibiting attractive risk premium profiles while managing overall volatility levels and active risks. The Index’s components are adjusted twice annually, with a reconstitution and rebalance occurring in March and September. The Index was established with a base value of 1,000 on June 28, 2019. Each equity security must be within the top 85% of the applicable country’s estimated free float market capitalization with an average daily trading volume with an equivalent value of $1 million or more. The components of the Index, and the degree to which these components represent certain industries, may change over time. Each strategy index developed by Lattice Strategies LLC (“Lattice” or the “Adviser”) seeks to address identified risks within its asset class. For example, company concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as over concentration in countries and individual equities. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 80% of its assets in the equity securities that are components of the Index and in depositary receipts (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)) representing securities of the Index. The Fund may invest the remainder of its assets in certain derivative instruments that may not be included in the Index, cash and cash equivalents, including money market funds, as well as in securities that are not included in the Index, but that the sub-adviser believes will help the Fund track the Index. To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will do so in approximately the same amount as the Index. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received) in accordance with the Fund’s securities lending program and guidelines.

The Index is sponsored by Lattice. Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is calculated and distributed by Solactive AG. Additional information on the Index can be found at www.hartfordfunds.com.

3.	Under the headings “Past Performance” in the Summary Prospectus and “Hartford Multifactor Low Volatility International Equity ETF Summary Section – Past Performance” in the Prospectus, the average annual total returns table is replaced with the following:

Average annual total returns for the periods ending December 31, 2018

Hartford Multifactor Low Volatility International Equity ETF	1 Year	Lifetime (since 5/10/17)
Return Before Taxes	-9.46%	1.34%
Return After Taxes on Distributions	-9.97%	0.72%
Return After Taxes on Distributions and Sale of Fund Shares	-5.08%	1.05%
Hartford Multifactor Diversified International Index[1]	N/A2	N/A2
Hartford Multifactor Low Volatility International Equity Index	-9.33%	1.58%
MSCI All Country World (ACWI) ex USA Index (Net) (reflects no deduction for fees, expenses or other taxes)	-14.20%	-1.59%
1.	The Fund is changing its proprietary custom benchmark index because Lattice, the Fund’s investment adviser, believes that the new index better reflects the Fund’s investment strategy.
2.	The Hartford Multifactor Diversified International Index commenced operations on June 28, 2019.

4.	The paragraph under the heading “Additional Information Regarding Investment Strategies and Risks – Investment Policies” in the Prospectus, is deleted in its entirety and replaced with the following:

Each Fund, except Hartford Multifactor Diversified International ETF, has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each Fund, except Hartford Multifactor Diversified International ETF, has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments of the types suggested by the Fund’s name. A Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of a Fund may be changed at any time by a vote of the Fund’s Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy covered by Rule 35d-1.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

HV-7500ETF	August 2019

August 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford MULTIFACTOR US EQUITY ETF SUMMARY PROSPECTUS

DATED JANUARY 28, 2019

AND

HARTFORD MULTIFACTOR ETFS PROSPECTUS

DATED JANUARY 28, 2019

IMPORTANT NOTICE REGARDING CHANGES IN THE PRINCIPAL INVESTMENT STRATEGY, PROPRIETY CUSTOM BENCHMARK INDEX AND UNDERLYING REFERENCE BENCHMARK INDEX AND RULE 35D-1 INVESTMENT POLICY

This Supplement contains new and additional information regarding Hartford Multifactor US Equity ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.

I.       Effective on September 11, 2019, the following changes will be made to Hartford Multifactor US Equity ETF (the “Fund”): (1) the proprietary custom benchmark index tracked by the Fund will change from Hartford Risk-Optimized Multifactor US Equity Index to Hartford Multifactor Large Cap Index and (2) the Fund’s principal investment strategy will change to reflect the change in the index. As a result of these changes, there will also be changes to the Fund’s principal risks and the underlying reference index for the Fund’s proprietary custom benchmark. Accordingly, effective September 11, 2019, the following changes will be made to the Fund’s Summary Prospectus and Prospectus:

1.	Under the heading “Principal Investment Strategy” in the Summary Prospectus and the summary section of the Prospectus, the discussion of the Fund’s principal investment strategy the first two paragraphs are deleted in their entirety and replaced with the following:

The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Multifactor Large Cap Index (LROLCX) (the “Index”), which seeks to enhance the return potential available from investment in the initial capitalization-weighted universe while reducing volatility by up to 15% over a complete market cycle.

The Index methodology seeks to enhance return potential through multifactor stock selection while applying a comprehensive risk framework to overall Index construction. The rules-based, proprietary methodology uses an optimization process to help achieve the desired composition and targeted characteristics, including reduced volatility, relative sector and size constraints, and positive value, momentum, and quality relative factor scores at the portfolio level. The Index’s components are adjusted twice annually, with reconstitution and rebalance occurring in March and September. The Index was established with a base value of 1,000 on June 28, 2019. The Index is comprised of large capitalization securities, which are defined as securities included among the 1,000 largest U.S. companies by estimated free-float market capitalization. The capitalization range of the Index was $2.1 billion to $1.04 billion as of July 31, 2019. The components of the Index, and the degree to which these components represent certain industries, may change over time. Each strategy index developed by Lattice Strategies LLC (“Lattice” or the “Adviser”) seeks to address identified risks within its asset class. For example, country, company, and currency concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process.

2.	Under the headings “Principal Risks” in the Summary Prospectus and “Hartford Multifactor US Equity ETF Summary Section – Principal Risks” in the Prospectus the following risk disclosure paragraph is deleted: Small Cap Securities Risk.

3.	Under the headings “Past Performance” in the above referenced Summary Prospectus and “Hartford Multifactor US Equity ETF Summary Section – Past Performance” in the above referenced Statutory Prospectus, the average annual total returns table is replaced with the following:

Average annual total returns for the periods ending December 31, 2018

Hartford Multifactor US Equity ETF	1 Year	Lifetime (since 2/25/15)
Return Before Taxes	-8.97%	4.75%
Return After Taxes on Distributions	-9.38%	4.28%
Return After Taxes on Distributions and Sale of Fund Shares	-5.04%	3.64%
Hartford Multifactor Large Cap Index[1]	N/A2	N/A2
Hartford Risk-Optimized Multifactor US Equity Index	-8.83%	4.94%
Russell 1000 Index (Gross)[1] (reflects no deduction for fees, expenses or other taxes)	-4.78%	6.36%
MSCI USA Index (Gross) (reflects no deduction for fees, expenses or other taxes)	-4.50%	6.50%

1. The Fund is changing its proprietary custom benchmark index and its underlying reference index because Lattice, the Fund’s investment adviser, believes that the new indices better reflect the Fund’s revised investment strategy.

2. The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019.

4.	Under the heading “Additional Information Regarding Investment Strategies and Risks – More Information About Risks” in the Prospectus, the risk table is revised to delete the “✓” in the US Equity ETF column next to Small Cap Securities Risk and replace it with an “X.”

5.	Under the heading “Notes – Performance Notes” in the Prospectus, the last paragraph is deleted in its entirety and replaced with the following:

Hartford Multifactor US Equity ETF may measure its performance against the Russell 1000 Index (Gross). The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalizations. The Russell 1000 Index (Gross), which is the underlying reference index for the Fund’s proprietary custom benchmark, is a sub-index of the Russell 1000 Index. The Gross Total Return sub-index is calculated to reflect the maximum possible reinvestment of regular cash distributions. The amount reinvested is the cash distributed to individuals resident in the country of the company.

II.       Effective January 28, 2020, the Fund’s policy of investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of issuers of U.S. companies will be deleted.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

HV-7497ETF	August 2019